Contingencies (Details) $ in Millions, $ in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Feb. 22, 2024 USD ($)	Nov. 10, 2023 USD ($)	Nov. 10, 2023 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 06, 2023	Nov. 10, 2023 CAD ($)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Contingencies
Provincial income taxes assessed						$ 15.1	$ 19.9
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Provincial income taxes assessed						5.1	6.7
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2015 | Mexico
Contingencies
Provincial income taxes assessed											$ 19.2	$ 25.3	$ 19.2	$ 25.3
Percentage of security deposit for notice of objection against reassessment											50.00%		50.00%									50.00%	50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2019 | Barbados
Contingencies
Provincial income taxes assessed		$ 31.4	$ 41.5
Canada Revenue Agency Reassessment Action | Tax Year 2018 | Barbados
Contingencies
Provincial income taxes assessed		17.2	$ 22.7
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017
Contingencies
Percentage of security deposit for notice of objection against reassessment																50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Barbados
Contingencies
Provincial income taxes assessed						$ 30.1	39.8
Percentage of security deposit for notice of objection against reassessment						50.00%									50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed						$ 22.7	29.9	$ 34.1	$ 490.3
Tax rate (as a percent)								30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2019 | Barbados
Contingencies
Provincial income taxes assessed						83.8	110.7
Canada Revenue Agency Reassessment Action | Tax year 2020 through 2023 | Barbados
Contingencies
Provincial income taxes assessed						242.8	$ 321.1
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2014 and 2015 taxation years
Contingencies
Contingent liability recorded																		$ 1.3	$ 1.7
Percentage of security deposit for notice of objection against reassessment																		50.00%	50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded										$ 1.9											$ 2.5
Percentage of security deposit for notice of objection against reassessment										50.00%											50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded										$ 7.8											$ 10.3
Tax rate (as a percent)										50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016
Contingencies
Percentage of security deposit for notice of objection against reassessment				50.00%				50.00%												50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 | Mexico
Contingencies
Contingent liability recorded				$ 1.4				$ 1.4												$ 1.8
Provincial income taxes assessed				$ 3.5	$ 4.6
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2019 | Barbados
Contingencies
Contingent liability recorded		11.8															$ 15.6
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 | Barbados
Contingencies
Contingent liability recorded		6.6															8.8
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded																		$ 11.4	$ 15.1
Percentage of security deposit for notice of objection against reassessment																		50.00%	50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded						9.1									$ 12.0
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded						91.8
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded						13.3									17.6
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2018 through 2019 | Barbados
Contingencies
Contingent liability recorded						18.4									24.4
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax year 2020 through 2023 | Barbados
Contingencies
Contingent liability recorded						91.8									121.4
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded						$ 3.3									$ 4.4
Percentage of security deposit for notice of objection against reassessment						50.00%									50.00%
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2015
Contingencies
Contingent liability recorded											$ 13.2		$ 13.2
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded																						$ 17.3	$ 17.3
Canada Revenue Agency interest and other penalties | Tax Year 2019 | Barbados
Contingencies
Contingent liability recorded		8.5															11.3
Canada Revenue Agency interest and other penalties | Tax Year 2018 | Barbados
Contingencies
Contingent liability recorded		$ 6.5															$ 8.6
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded						$ 11.2									$ 14.8
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded						14.6									19.1
Canada Revenue Agency interest and other penalties | Tax year 2018 through 2019 | Barbados
Contingencies
Contingent liability recorded						29.5									39.1
Canada Revenue Agency interest and other penalties | Tax year 2020 through 2023 | Barbados
Contingencies
Contingent liability recorded						$ 33.4									$ 44.2
Canada Revenue Agency Audit Domestic and FAPI Reassessments
Contingencies
Percentage of reassessed amounts posted as security in cash						50.00%	50.00%
Reassessed amounts posted as security in cash						$ 13.9	$ 17.7
Canada Revenue Agency Audit Domestic and FAPI Reassessments | Reassessment for the 2012 and 2013
Contingencies
Provincial income taxes assessed						$ 5.8	$ 7.7
Canada Panama Free Trade Agreement
Contingencies
Provincial income taxes assessed	$ 5,000.0